Related party transactions (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2018 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) employee shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Related party transactions
Common stock, shares outstanding (in shares) | shares		6,913,492	6,913,492	6,913,492	5,775,898
Capital contributed value					$ 500,000
Capital contributed shares | shares					900,000
TardiMed Sciences is a startup venture investment
Related party transactions
Total voting units outstanding, percentage				100.00%	100.00%
Research and development expenses
Related party transactions
Expensed amount					$ 25,000
Selling, general and administrative expenses
Related party transactions
Expensed amount					25,000
Accounts payable
Related party transactions
Due to related party		$ 132,000	$ 132,000		100,000
Management fees | Accounts payable
Related party transactions
Expensed amount		60,000	180,000
Board of directors fees | Accounts payable
Related party transactions
Expensed amount		20,000	74,000
Bonus, salary and payroll tax accruals | Accrued expenses
Related party transactions
Due to related party					$ 500,000
Consulting services | Accounts payable
Related party transactions
Expensed amount		25,000	25,000
Accrued bonus | Accrued expenses
Related party transactions
Due to related party				$ 600,000
Expensed amount			155,000
Payroll expenses | Accrued expenses
Related party transactions
Due to related party		50,000	50,000
Tardimed
Related party transactions
Issuance of Series X preferred stock, net of fees (in shares) | shares	5,775,898
Common stock, shares outstanding (in shares) | shares				5,775,898	5,775,898
Management fees				$ 240,000
Tardimed | Research and development expenses
Related party transactions
Related party allocated expenses contributed basis of percentage.				50.00%
Tardimed | Selling, general and administrative expenses
Related party transactions
Related party allocated expenses contributed basis of percentage.				50.00%
Tardimed | Accounts payable
Related party transactions
Due to related party					$ 70,000
Tardimed | Management fees | Accounts payable
Related party transactions
Due to related party		80,000	80,000
Members of board of directors | Accounts payable
Related party transactions
Due to related party		27,000	27,000
Members of board of directors | Management fees | Accounts payable
Related party transactions
Due to related party					$ 30,000
Chief Financial Officer | Accounts payable
Related party transactions
Due to related party		$ 25,000	$ 25,000
Executives | Accrued expenses
Related party transactions
Number of executives terminated | employee			2